Stockholders’ Equity and Regulatory Capital	12 Months Ended
Jun. 30, 2025
Stockholders’ Equity and Regulatory Capital [Abstract]
STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL

NOTE K - STOCKHOLDERS’ EQUITY AND REGULATORY CAPITAL

Qualified Thrift Lender – Federal regulations require the Banks comply with the Qualified Thrift Lender (“QTL”) test, which requires that 65% of assets be maintained in housing-related finance and other specified assets. If the QTL test is not met, limits are placed on growth, branching, new investment, FHLB advances, and dividends or the institutions must convert to a commercial bank charter. Management believes that the QTL test has been met.

Dividend Restrictions – Dividends from the Banks are the primary source of funds for the Company. Banking regulations limit the amount of dividends that may be paid to the Company by the Banks without prior approval of the Office of the Controller of the Currency (the “OCC.”) Under these regulations the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years.

Regulatory Capital Requirements – The Banks are subject to minimum regulatory capital standards promulgated by the OCC. Failure to meet minimum capital requirements can initiate certain mandatory -- and possibly additional discretionary -- actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Banks must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

In August 2024, First Federal of Kentucky entered into an Agreement with the OCC. The OCC has also imposed individual minimum capital requirements (“IMCRs”) which require First Federal of Kentucky to achieve and maintain capital levels in excess of the minimum capital standards required under OCC’s Prompt Corrective Action framework. Under the IMCRs, First Federal of Kentucky must achieve and maintain a common equity tier 1 capital ratio of at least 9.0%, a tier 1 capital ratio of at least 11.0%, a total capital ratio of at least 12.0%, and a leverage ratio of at least 9.0%. At June 30, 2025, First Federal of Kentucky exceeded the requirements of the IMCRs as its common equity tier 1 capital ratio was 16.83%, its tier 1 capital ratio was 16.83%, its total capital ratio was 16.83%, and its leverage ratio was 9.97%.

Prompt corrective action regulations provide five classifications: well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Capital Standards – Effective January 1, 2020, the Company and the Banks became subject to the Community Bank Leverage Ratio (“CBLR”) framework. Previously the Company and the Banks were subject to regulatory capital reforms in accordance with Basel III.

Community Bank Leverage Ratio

Certain community banks and holding companies (which include the Company, Frankfort First, First Federal of Kentucky and First Federal of Hazard) that satisfy certain qualifying criteria, including having less than $10 billion in average total consolidated assets and a leverage ratio (referred to as the “community bank leverage ratio”) of greater than 9%, were eligible to opt-in to the CBLR framework. The CBLR ratio is the ratio of a banking organization’s Tier 1 capital to its average total consolidated assets as reported on the banking organization’s applicable regulatory filings. The Banks elected to utilize the CBLR framework effective for the quarter ended March 31, 2020.

In April 2020, federal banking regulators issued temporary changes to the CBLR framework according to certain directives of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. These changes were adopted as a final rule and applied to those banking organizations otherwise meeting the other existing qualifying criteria. The changes temporarily reduced the minimum ratio from 9% to 8% through the end of 2020 and established a two-quarter grace period for qualifying community banking organizations. The final rule provided for a transition from the temporary 8% CBLR requirement to a 9% requirement by establishing a minimum CBLR of 8.5% for 2021 and 9% thereafter, while maintaining a two-quarter grace period for qualifying community banking organizations whose leverage ratios fall no more than 100 basis points below the applicable CBLR requirement.

Under this framework the Company and the Banks would be considered well-capitalized under the applicable guidelines.

The Basel III, which became effective January 1, 2015, established higher minimum risk-based capital ratio requirements, a new common equity Tier 1 risk-based capital ratio and a new capital conservation buffer (“CCB.”) The regulations also included revisions to the definition of capital and changes in the risk-weighting of certain assets, in addition to redefining “well capitalized” as a 6.5% common equity Tier 1 risk-based capital ratio, an 8.0% Tier 1 risk-based capital ratio, a 10.0% total risk-based capital ratio and a 5.0% Tier 1 leverage ratio. The CCB is 2.5% and, if the Company and the Banks were unable to qualify for the CBLR framework, in order to avoid limitations on capital distributions, including dividend payments, engaging in share repurchases and certain discretionary bonus payments to executive officers, must maintain the CCB at the appropriate level.

In August 2024, First Federal of Kentucky entered into an Agreement with the OCC. The OCC has also imposed IMCRs which require First Federal of Kentucky to achieve and maintain capital levels in excess of the minimum capital standards required under OCC’s Prompt Corrective Action framework. Under the IMCRs, First Federal of Kentucky must achieve and maintain a common equity tier 1 capital ratio of at least 9.0%, a tier 1 capital ratio of at least 11.0%, a total capital ratio of at least 12.0%, and a leverage ratio of at least 9.0%. At June 30, 2025, First Federal of Kentucky exceeded the requirements of the IMCRs as its common equity tier 1 capital ratio was 16.83%, its tier 1 capital ratio was 16.83%, its total capital ratio was 16.83%, and its leverage ratio was 9.97%.

The Company’s and Banks’ regulatory capital as of June 30, 2025 and 2024 is presented in the following table.

	Actual		For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Community Bank Leverage Ratio:

June 30, 2025
Kentucky First Federal Bancorp	$48,514	12.9%	$33,935	9.0%
First Federal Savings and Loan Association of Hazard	$17,921	20.7%	$7,775	9.0%
First Federal Savings Bank of Kentucky	$29,399	10.0%	$26,545	9.0%

June 30, 2024
Kentucky First Federal Bancorp	$48,333	13.3%	$32,667	9.0%
First Federal Savings and Loan Association of Hazard	$18,191	20.4%	$8,009	9.0%
First Federal Savings Bank of Kentucky	$29,063	10.2%	$25,629	9.0%

As of June 30, 2025 and 2024, management believes that First Federal of Hazard and First Federal of Kentucky met all capital adequacy requirements to which the Banks were subject. There are no conditions or subsequent events that have occurred that managements believes have changed the Banks’ categories.

Regulations of the Board of Governors of the Federal Reserve System governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp.

Dividends of $0 and $950,000 were waived in fiscal years ended June 30, 2025 and 2024 respectively.